Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices and Policies Relating to the Grant of Certain Equity Awards
In February 2025, we granted stock options to our named executive officers at our Compensation Committee meeting at which our annual compensation review process occurs, which became effective three trading days following the disclosure of the Company’s full year 2024 earnings.
The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025 and does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
During 2025, there were no equity grants made to our named executive officers during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public
information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false